Note 15 - Stock-based Compensation (Details) - Stock Option Activity (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option Activity [Abstract]
Shares issuable under options - December 31, 2011	1,687,050	1,729,200	1,895,550
Shares issuable under options - December 31, 2011	$ 26.25	$ 22.31	$ 20.83
Number of Options	343,000	422,000	367,000
Weighted Average Exercise Price	$ 49.57	$ 31.35	$ 31.48
Number of Options	(558,150)	(464,150)	(363,850)
Weighted Average Exercise Price	$ 19.26	$ 16.20	$ 19.15
Number of Options	(8,000)		(169,500)
Weighted Average Exercise Price	$ 31.28		$ 32.38
Number of Options	1,463,900	1,687,050	1,729,200
Weighted Average Exercise Price	$ 34.35	$ 26.25	$ 22.31
Weighted Average Remaining Contractual Life (years)	2 years 219 days
Aggregate Intrinsic Value	$ 24,176
Options exercisable - End of period	560,450
Options exercisable - End of period	$ 29.19
Options exercisable - End of period	1 year 255 days
Options exercisable - End of period	$ 12,148